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                                  Form N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

              Report for six month period ending:      /  /    (a)
                          or fiscal year ending:    12/31/2012 (b)
              Is this a transition report?: (Y/N)       N
              Is this an amendment to a previous filing? (Y/N)   N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

           1.  A.    Registrant Name:                             TLIC Variable Insurance Account B
               B.    File Number:                                 811-5222
               C.    Telephone number:                            (612) 844-7215

           2.  A.    Street:                     625 Fourth Avenue South
               B.    City:                       Minneapolis
               C.    State:                      MN
               D.    Zip Code:                   55415            Zip Ext. 1672
               E.    Foreign Country:                                     Foreign Postal Code:

           3.  Is this the first filing on this form by Registrant? (Y/N)                                 N

           4.  Is this the last filing on this form by Registrant? (Y/N)                                  N

           5.  Is Registrant a small business investment company (SBIC)? (Y/N)                            N
               [If answer is "Y" (Yes), complete only items 98 through 110.]

           6.  Is Registrant a unit investment trust (UIT)? (Y/N)                                         Y
               [If answer is "Y" (Yes), complete only items 111 through 132.]

           7.  A.    Is Registrant a series or multiple portfolio company? (Y/N)
                     [If answer is "N" (No), go to item 8.]

               B.    How many separate series or portfolios did Registrant have at the end of the period?

UNIT INVESTMENT TRUSTS

111.  A.  [/]  Depositor Name: Thrivent Life Insurance Company
      B.  [/]  File Number (If any):
      C.  [/]  City: Minneapolis                                State: MN
               Zip Code: 55415                                  Zip Ext.: 1672
          [/]  Foreign Country:                                 Foreign Postal Code:

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
   111.  A.  [/]  Depositor Name:
         B.  [/]  File Number (If any):
         C.  [/]  City:                                    State:
                  Zip Code:                                Zip Ext.:
             [/]  Foreign Country:                         Foreign Postal Code:

   112.  A.  [/]  Sponsor Name:
         B.  [/]  File Number (If any):
         C.  [/]  City:                                    State:
                  Zip Code:                                Zip Ext.:
             [/]  Foreign Country:                         Foreign Postal Code:

   112.  A.  [/]  Sponsor Name:
         B.  [/]  File Number (If any):
         C.  [/]  City:                                    State:
                  Zip Code:                                Zip Ext.:
             [/]  Foreign Country:                         Foreign Postal Code:

   113.  A.  [/]  Trustee Name:
         B.  [/]  City:                                    State:
                  Zip Code:                                Zip Ext.:
             [/]  Foreign Country:                         Foreign Postal Code:

   113.  A.  [/]  Trustee Name:
         B.  [/]  City:                                    State:
                  Zip Code:                                Zip Ext.:
             [/]  Foreign Country:                         Foreign Postal Code:

   114.  A.  [/]  Principal Underwriter Name: Thrivent Investment Management, Inc.
         B.  [/]  File Number: 8-36525
         C.  [/]  City: Minneapolis                        State: MN
                  Zip Code: 55415                          Zip Ext.: 1672
             [/]  Foreign Country:                         Foreign Postal Code:

   114.  A.  [/]  Principal Underwriter Name:
         B.  [/]  File Number: 8-
         C.  [/]  City:                                    State:
                  Zip Code:                                Zip Ext.:
             [/]  Foreign Country:                         Foreign Postal Code:

   115.  A.  [/]  Independent Public Accountant Name: Ernst & Young, LLP
         B.  [/]  City: Milwaukee                          State: WI
                  Zip Code: 53202                          Zip Ext.:
             [/]  Foreign Country:                         Foreign Postal Code:

   115.  A.  [/]  Independent Public Accountant Name:
         B.  [/]  City:                                    State:
                  Zip Code:                                Zip Ext.:
             [/]  Foreign Country:                         Foreign Postal Code:

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
116.  Family of investment companies information:
      A.   [/]  Is Registrant part of a family of investment companies? (Y/N)                      Y
                                                                                                    Y/N
      B.   [/]  Identify the family in 10 letters: T H R I V E N T V C (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.   [/]  Is Registrant a separate account of an insurance company? (Y/N)                    Y
                                                                                                    Y/N
      If answer is "Y" (Yes), are any of the following types of contracts funded by the
      Registrant?:
      B.   [/]  Variable annuity contracts? (Y/N)                                                  N
                                                                                                    Y/N

      C.   [/]  Scheduled premium variable life contracts? (Y/N)                                   Y
                                                                                                    Y/N

      D.   [/]  Flexible premium variable life contracts? (Y/N)                                    N
                                                                                                    Y/N
      E.   [/]  Other types of insurance products registered under
                the Securities Act of 1933? (Y/N)                                                  N
                                                                                                    Y/N
118.  [/]  State the number of series existing at the end of the period that had securities
           registered under the Securities Act of 1933                                              1

119.  [/]  State the number of new series for which registration statements under the
           Securities Act of 1933 became effective during the period                                0

120.  [/]  State the total value of the portfolio securities on the date of deposit for the new
           series included in item 119 ($000's omitted)                                          $  0

121.       State the number of series for which a current prospectus was in existence at the
      [/]  end of the period                                                                        0

122.  [/]  State the number of existing series for which additional units were registered under
           the Securities Act of 1933 during the current period                                     0

123.       State the total value of the additional units considered in answering item 122
      [/]  ($000's omitted)                                                                      $  0

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
124.  [/]    State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
             ($000's omitted)                                                                 $  0

125.  [/]    State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
             ($000's omitted)                                                                 $  0

126.         Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
             portfolio of a subsequent series.) ($000's omitted)                              $  0

127.         List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

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
                                                                              Number of                         Total Income
                                                                                Series         Total Assets    Distributions
                                                                              Investing      ($000's omitted) ($000's omitted)
                                                                              -----------    ---------------- ----------------
A.  U.S. Treasury direct issue                                                                     $                $
                                                                              -----------          ----             ---

B.  U.S. Government agency                                                                         $                $
                                                                              -----------          ----             ---

C.  State and municipal tax-free                                                                   $                $
                                                                              -----------          ----             ---

D.  Public utility debt                                                                            $                $
                                                                              -----------          ----             ---

E.  Brokers or dealers debt or debt of brokers' or dealers' parent                                 $                $
                                                                              -----------          ----             ---

F.  All other corporate intermed. & long-term debt                                                 $                $
                                                                              -----------          ----             ---

G.  All other corporate short-term debt                                                            $                $
                                                                              -----------          ----             ---

H.  Equity securities of brokers or dealers or parents of brokers or dealers                       $                $
                                                                              -----------          ----             ---

I.  Investment company equity securities                                                           $                $
                                                                              -----------          ----             ---

J.  All other equity securities                                                                    $880             $26
                                                                              -----------

K.  Other securities                                                                               $                $
                                                                              -----------          ----             ---

L.  Total assets of all series of registrant                                                       $880             $
                                                                              -----------                           ---

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
     128.   [/]  Is the timely payment of principal and interest
                 on any of the portfolio securities held by any of
                 Registrant's series at the end of the current
                 period insured or guaranteed by an entity other
                 than the issuer? (Y/N)                               N
                                                                       Y/N

                 [If the answer is "N" (No), go to item 131.]

     129.   [/]  Is the issuer of any instrument covered in item
                 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                    Y/N
                 [If the answer is "N" (No), go to item 131.]

     130.   [/]  In computations of NAV or offering price per
                 unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                    Y/N

     131.  Total expenses incurred by all series of Registrant
           during thecurrent reporting period ($000's omitted)      $20

     132.   [/]  List the "811" (Investment Company Act of 1940)
                 registration number for all Series of Registrant that are being included in this filing:


                           811-5222 811- 811- 811- 811-

                           811-     811- 811- 811- 811-

                           811-     811- 811- 811- 811-

                           811-     811- 811- 811- 811-

                           811-     811- 811- 811- 811-

This report is signed on behalf of the Registrant in the City of Minneapolis and the State of Minnesota on the 25th day of February, 2013.

                                              TLIC VARIABLE INSURANCE ACCOUNT B
                                                        (Registrant)

                                              By  THRIVENT LIFE INSURANCE
                                                  COMPANY
                                                           (Depositor)

                                              By  /s/ James M. Odland
                                                  -----------------------------
                                                  James M. Odland
                                                  Vice President

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